
APPENDIX I

                                UNITED STATES                  ------------------------------
                      SECURITIES AND EXCHANGE COMMISSION                 OMB APPROVAL
                           WASHINGTON, D.C. 20549              ------------------------------
                                                                OMB Number:        3235-M6
                                   FORM 24F-2                   Expires:     August 31, 2000
                       ANNUAL NOTICE OF SECURITIES SOLD         Estimated average burden
                             PURSUANT TO RULE 24f-2             hours per response........ 1
                                                               ------------------------------


           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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 1.    Name and address of issuer:
                           Variable Investors Series Trust
                           2122 York Rd., Suite 300
                           Oak Brook, IL 60523



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 2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series
       or classes):                                                    /X /

                           World Equity Portfolio, Small Cap Growth Portfolio, U.S. Government Bond Portfolio, H
                           High Income Bond Portfolio, Matrix Equity Portfolio, Growth & Income Portfolio,
                           Multiple Strategies Portfolio, and Growth Portfolio


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 3.    Investment Company Act File Number: 811-4969


       Securities Act File Number: 33-11182


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 4(a). Last day of fiscal year for which this Form is filed:
                           December 31, 2001

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 4(b). / /    Check box if this Form is being filed late (I.E., more than
              90 calendar days after the end of the issuer's fiscal year).
              (See instruction A.2)  N/A


 NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
       REGISTRATION FEE DUE.





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 4(c). / /    Check box if this is the last time the issuer will be filing this Form.
                              N/A
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 5. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during                                       $                 0
         the fiscal year pursuant to section 24(f):                                           -------------------

    (ii) Aggregate price of securities redeemed or                     $                 0
         repurchased during the fiscal year:                           -------------------

   (iii) Aggregate price of securities redeemed or
         repurchased during any PRIOR fiscal year
         ending no earlier than October 11, 1995
         that were not previously used to reduce                       $                 0
         registration fees payable to the Commission:                  -------------------

    (iv) Total available redemption                                                         - $                 0
         credits [add Items 5(ii) and 5(iii)]:                                                -------------------

     (v) Net sales -- if Item 5(i) is greater than                                            $                 0
         Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:                                     -------------------

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    (vi) Redemption credits available for use in future
         years -- if Item 5(i) is less than Item 5(iv)                 $                 0
         [subtract Item 5(iv) from Item 5(i)]:                         -------------------
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   (vii) Multiplier for determining registration fee                                        x                   0
         (See Instruction C.9):                                                               -------------------

  (viii) Registration fee due [multiply Item 5(v) by                                        = $                 0*
         Item 5(vii)] (enter "0" if no fee is due):                                           -------------------
                                                                                              -------------------

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 6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
     in future fiscal years, then state that number here: _______________.         N/A

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 7.  Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):


                                                                                            + $                 0
                                                                                              -------------------


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 8.  Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


                                                                                            = $                 0
                                                                                              -------------------
                                                                                              -------------------



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 9.  Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:

     Method of Delivery:

               (1)   Wire Transfer
               (1)   Mail or other means

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                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)*  Kevin B. Borie
                           -----------------------------------------------
                             Name

                             Treasurer
                           -----------------------------------------------
                             Title

  Date 3/14/02
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  *Please print the name and title of the signing officer below the signature.